FEDERATED INTERNATIONAL EQUITY FUND
  Class A Shares, Class B Shares, Class C Shares
(A Portfolio of Federated International Series, Inc.)

FEDERATED ASIA PACIFIC GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED EMERGING MARKETS FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED EUROPEAN GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED GLOBAL EQUITY FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED GLOBAL FINANCIAL SERVICES FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED INTERNATIONAL GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED INTERNATIONAL SMALL COMPANY FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED WORLD UTILITY FUND
  Class A Shares, Class B Shares, Class C Shares
(Portfolios of Federated World Investment Series, Inc.)
Supplement to Prospectuses dated January 31, 2001
--------------------------------------------------------------------------------

Please add the following as the final paragraph of the section entitled "Exchange Privilege" in the current prospectuses:

     "In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of Shareholders to redeem their Shares are not affected by this provision."


                                                                    May 30, 2001

Cusip 31420G 10 1, 200, 309
Cusip 31428U 10 2, 201, 300
Cusip 31428U 40 9, 508, 607
Cusip 31428U 70 6, 805, 888
Cusip 31428U 87 0, 862, 854
Cusip 31428U 84 7, 839, 821
Cusip 31428U 81 3, 797, 789
Cusip 31428U 74 8, 730, 722
Cusip 31428U 67 2, 664, 656
26362 (05/01)                                                           518579



FEDERATED INTERNATIONAL EQUITY FUND
  Class A Shares, Class B Shares, Class C Shares
(A Portfolio of Federated International Series, Inc.)

FEDERATED ASIA PACIFIC GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED EMERGING MARKETS FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED EUROPEAN GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED GLOBAL EQUITY FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED GLOBAL FINANCIAL SERVICES FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED INTERNATIONAL GROWTH FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED INTERNATIONAL SMALL COMPANY FUND
  Class A Shares, Class B Shares, Class C Shares
FEDERATED WORLD UTILITY FUND
  Class A Shares, Class B Shares, Class C Shares
(Portfolios of Federated World Investment Series, Inc.)
Supplement to Statements of Additional Information dated January 31, 2001
--------------------------------------------------------------------------------

Please add the following after the section entitled "Redemption in Kind" in the current Statements of Additional Information:

      "Exchange Privilege

     You may exchange Shares of the Fund into shares of the same class of another Federated Fund.

     In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. A shareholder who needs to effect a Subsequent Exchange to avoid unreasonable hardship during the 15-day period should contact the Fund's Distributor. The Distributor may, in its sole discretion, permit the Subsequent Exchange if the Distributor finds that the Subsequent Exchange will not harm the Fund or its shareholders and that the requesting shareholder has not engaged in what the Distributor considers to be a pattern of excessive trading. The rights of shareholders to redeem their shares are not affected by this provision."

                                                                    May 30, 2001


Cusip 31420G 10 1, 200, 309
Cusip 31428U 10 2, 201, 300
Cusip 31428U 40 9, 508, 607
Cusip 31428U 70 6, 805, 888
Cusip 31428U 87 0, 862, 854
Cusip 31428U 84 7, 839, 821
Cusip 31428U 81 3, 797, 789
Cusip 31428U 74 8, 730, 722
Cusip 31428U 67 2, 664, 656
26363 (05/01)